Cover Page Cover Page	Jul. 15, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 15, 2020
Entity Registrant Name	DICK'S SPORTING GOODS, INC.
Entity Incorporation, State	DE
Entity File Number	001-31463
Entity Tax Identification Number	16-1241537
Entity Address Line One	345 Court Street
Entity Address, City	Coraopolis
Entity Address, State	PA
Entity Address, Postal Zip Code	15108
City Area Code	724
Local Phone Number	273-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DKS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001089063
Amendment Flag	true
Amendment Description	On July 16, 2020, DICK'S Sporting Goods, Inc. (the “Company”) filed a Current Report on Form 8‑K reporting that the Company’s Board of Directors (the “Board”) had appointed Larry Fitzgerald, Jr. to the Board. On September 22, 2020, the Company filed a Current Report on Form 8-K reporting that the Board had appointed Sandeep Mathrani and Desiree Ralls-Morrison to the Board. At the time of each of these filings, the Board had not determined on which committees Messrs. Fitzgerald, Jr. and Mathrani and Ms. Ralls-Morrison would serve, and this Form 8-K/A is being filed for the purpose of reporting their committee appointments approved by the Board. On November 11, 2020, the Board appointed Larry Fitzgerald, Jr. and Desiree Ralls-Morrison to its Governance and Nominating Committee and its Compensation Committee and appointed Sandeep Mathrani to its Audit Committee, each appointment effective immediately.